1
Gabelli Pet Parents’ Fund
Schedule of Investments — December 31, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 88.4%
Consumer Products  — 5.6%
1,000 Oil-Dri Corp. of America ............................ $ 87,640
1,500 Spectrum Brands Holdings Inc. ................ 126,735
214,375
Consumer Services  — 5.7%
1,000 Amazon.com Inc.† ................................... 219,390
Diagnostics  — 5.4%
500 IDEXX Laboratories Inc.† .......................... 206,720
Pet Food and Nutrition  — 13.1%
50,000 BARK Inc.† .............................................. 92,000
500 Colgate-Palmolive Co. .............................. 45,455
2,150 Freshpet Inc.† .......................................... 318,436
600 Nestlé SA ................................................. 49,505
505,396
Pet Healthcare  — 18.9%
15,000 CVS Group plc ......................................... 157,739
15,000 Elanco Animal Health Inc.† ....................... 181,650
1,000 Patterson Cos. Inc. ................................... 30,860
45,000 Petco Health & Wellness Co. Inc.† ............ 171,450
1,000 Vetoquinol SA .......................................... 77,585
250 Virbac SACA ............................................. 81,962
225,000 Zomedica Corp.† ...................................... 27,000
728,246
Pet Products  — 14.7%
1,300 Central Garden & Pet Co.† ........................ 50,440
325 Central Garden & Pet Co., Cl. A† ............... 10,741
11,000 Chewy Inc., Cl. A† .................................... 368,390
500 Church & Dwight Co. Inc. ......................... 52,355
500 The Clorox Co. ......................................... 81,205
563,131
Pet Services  — 10.2%
37,500 Pets at Home Group plc ............................ 96,522
1,500 Tractor Supply Co. .................................... 79,590
4,500 Trupanion Inc.† ........................................ 216,900
393,012
Pharmaceuticals  — 12.9%
22,500 Animalcare Group plc ............................... 68,730
4,750 Phibro Animal Health Corp., Cl. A .............. 99,750
2,000 Zoetis Inc. ................................................ 325,860
494,340
Retail  — 1.9%
1,500 CVS Health Corp. ...................................... 67,335
1,500 PetMed Express Inc.† ............................... 7,230
74,565
TOTAL COMMON STOCKS .................. 3,399,175
Shares
Market
Value
PREFERRED STOCKS  — 4.1%
Retail  — 4.1%
4,500 Qurate Retail Inc., 8.000%, 03/15/31 ........ $ 155,250
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 7.5%
$ 290,000 U.S. Treasury Bill,
4.531%††, 01/23/25 ............................. 289,283
TOTAL INVESTMENTS — 100.0%
(Cost $2,948,946) ................................. $ 3,843,708
† Non-income producing security.
†† Represents annualized yield at date of purchase.